Income Tax Expenses / (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expenses / (Benefit) (Details) [Line Items]
Lease liability	$ 84,322	$ 219,369
Net operating losses carry forward	$ 1,416,949	1,232,860	$ 517,760
Recognition on deferred tax assets	100.00%
Deferred tax assets	$ 738	78,545
Hong Ye Group Pte Ltd [Member]
Income Tax Expenses / (Benefit) (Details) [Line Items]
Net operating losses carry forward	$ 24,863	$ 407,552